13FCON P 7/7/06

13f q2 05 paper

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

If amended report check here: |_| Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
|_| adds new holding entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Research Affiliates, LLC
800 E Colorado Ave #870
Pasadena, CA 91101

13F File Number: 28-11483

RECD S.E.C.
SEP 8 2005
1080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Janine Nesbit
Title: Chief Administrative Officer
Phone: (626) 584-2100

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

05077142

Signature, Place, and Date of Signing:

/s/ Janine Nesbit (Signature) | Pasadena, CA 91101 [City, State] | September 2, 2005 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by

RECEIVED
2005
OFFICE OF THE SECRETARY

other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.

1. None

<PAGE>

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 131

Form 13F Information Table Value Total: $68,221 (thousands)

Form 13F for these holdings was previously filed under the name of the investment vehicle, Research Affiliates Fundamental Index L.P. The investment manager for these holdings is Research Affiliates, LLC, as indicated in the current report.

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

<TABLE>
<CAPTION>
SEC FORM 13F REPORTING MANAGER: RESEARCH AFFILIATES, LLC JUNE 30, 2005

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE x$1000	SHARES/ PRN AMT	SH/ PRN	INV DISCR	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
ABBOTT LABORATORIES	COM	00282410	449	9,153	SH	SOLE		9,153		
ALBERTSONS INC	COM	01310410	228	11,041	SH	SOLE		11,041		
ALCOA INC	COM	01381710	259	9,925	SH	SOLE		9,925		

ALLSTATE CORP	COM	02000210	563	9,426	SH	SOLE	9,426
ALTRIA GROUP INC	COM	02209S10	1,246	19,276	SH	SOLE	19,276
AMERICAN ELECTRIC POWER CO INC	COM	02553710	371	10,059	SH	SOLE	10,059
AMERICAN EXPRESS COMPANY	COM	02581610	290	5,446	SH	SOLE	5,446
AMERICAN INTERNATIONAL GROUP	COM	02687410	1,510	25,986	SH	SOLE	25,986
ANADARKO PETROLEUM CORP	COM	03251110	205	2,493	SH	SOLE	2,493
ANHEUSER BUSCH COMPANIES INC	COM	03522910	220	4,811	SH	SOLE	4,811
APPLIED MATERIALS INC	COM	03822210	172	10,615	SH	SOLE	10,615
AQUILA INC	COM	03840P10	82	22,690	SH	SOLE	22,690
AT&T CORP	COM	00195750	628	32,986	SH	SOLE	32,986
BANK OF AMERICA CORP	COM	06050510	1,611	35,316	SH	SOLE	35,316
BB&T CORP	COM	05493710	209	5,227	SH	SOLE	5,227
BEAR STEARNS COMPANIES INC	COM	07390210	201	1,936	SH	SOLE	1,936
BELLSOUTH CORP	COM	07986010	739	27,816	SH	SOLE	27,816
BOEING CO	COM	09702310	525	7,949	SH	SOLE	7,949
BRISTOL MYERS SQUIBB CO	COM	11012210	539	21,595	SH	SOLE	21,595
BURLINGTON NORTHERN SANTA FE	COM	12189T10	210	4,456	SH	SOLE	4,456
CALPINE CORP	COM	13134710	160	47,023	SH	SOLE	47,023
CARDINAL HEALTH INC	COM	14149Y10	272	4,726	SH	SOLE	4,726
CATERPILLAR INC	COM	14912310	255	2,674	SH	SOLE	2,674
CENTERPOINT ENERGY INC	COM	15189T10	183	13,859	SH	SOLE	13,859
CHEVRON CORPORATION	COM	16676410	1,514	27,077	SH	SOLE	27,077
CIGNA CORP	COM	12550910	205	1,912	SH	SOLE	1,912
CISCO SYSTEMS INC	COM	17275R10	573	29,981	SH	SOLE	29,981
CITIGROUP INC	COM	17296710	2,671	57,767	SH	SOLE	57,767
COCA COLA CO	COM	19121610	618	14,795	SH	SOLE	14,795
CONOCOPHILLIPS	COM	20825C10	882	15,346	SH	SOLE	15,346
CONSOLIDATED EDISON INC	COM	20911510	227	4,853	SH	SOLE	4,853
COSTCO WHOLESALE CORP-NEW	COM	22160K10	283	6,309	SH	SOLE	6,309
CVS CORP	COM	12665010	230	7,916	SH	SOLE	7,916
DELL INC	COM	24702R10	318	8,047	SH	SOLE	8,047
DELPHI CORP	COM	24712610	85	18,263	SH	SOLE	18,263
DOMINION RESOURCES INC VA NEW	COM	25746U10	253	3,448	SH	SOLE	3,448
DOW CHEMICAL CO	COM	26054310	398	8,949	SH	SOLE	8,949
DUKE ENERGY CORP	COM	26439910	535	17,981	SH	SOLE	17,981
DYNEGY INC (HOLDING CO)	COM	26816Q10	137	28,089	SH	SOLE	28,089
E I DU PONT DE NEMOURS & CO	COM	26353410	391	9,086	SH	SOLE	9,086
EDISON INTERNATIONAL	COM	28102010	210	5,184	SH	SOLE	5,184
EL PASO CORPORATION	COM	28336L10	121	10,525	SH	SOLE	10,525
ELI LILLY & CO	COM	53245710	429	7,706	SH	SOLE	7,706
EMC CORP-MASS	COM	26864810	165	12,006	SH	SOLE	12,006
ENSCO INTERNATIONAL INC	COM	26874Q10	1,109	31,033	SH	SOLE	31,033
ENTERGY CORP NEW	COM	29364G10	247	3,269	SH	SOLE	3,269
EQUITY OFFICE PROPERTIES TRUST	COM	29474110	274	8,267	SH	SOLE	8,267
EXELON CORP	COM	30161N10	284	5,528	SH	SOLE	5,528
EXXON MOBIL CORP	COM	30231G10	3,231	56,222	SH	SOLE	56,222
FANNIE MAE	COM	31358610	1,647	28,210	SH	SOLE	28,210
FEDERATED DEPARTMENT STORES	COM	31410H10	205	2,795	SH	SOLE	2,795

FIFTH THIRD BANCORP	COM	31677310	217	5,258	SH	SOLE	5,258
FIRSTENERGY CORP	COM	33793210	215	4,470	SH	SOLE	4,470
FORD MOTOR CO DEL	COM	34537086	1,326	129,460	SH	SOLE	129,460
FPL GROUP INC	COM	30257110	243	5,776	SH	SOLE	5,776
FREDDIE MAC-VOTING COMMON	COM	31340030	644	9,867	SH	SOLE	9,867
GENERAL ELECTRIC CO	COM	36960410	2,578	74,392	SH	SOLE	74,392
GILLETTE CO	COM	37576610	221	4,374	SH	SOLE	4,374
GOLDMAN SACHS GROUP INC	COM	38141G10	684	6,703	SH	SOLE	6,703
HARRAHS ENTERTAINMENT INC	COM	41361910	203	2,816	SH	SOLE	2,816
HARTFORD FINANCIAL SERVICES	COM	41651510	247	3,301	SH	SOLE	3,301
HCA INC	COM	40411910	259	4,562	SH	SOLE	4,562
HEWLETT PACKARD CO	COM	42823610	703	29,894	SH	SOLE	29,894
HOME DEPOT INC	COM	43707610	640	16,464	SH	SOLE	16,464
HONEYWELL INTL INC	COM	43851610	293	7,991	SH	SOLE	7,991
INTEL CORP	COM	45814010	892	34,211	SH	SOLE	34,211
INTERNATIONAL BUSINESS	COM	45920010	998	13,445	SH	SOLE	13,445
INTERNATIONAL PAPER CO	COM	46014610	246	8,141	SH	SOLE	8,141
J C PENNEY CO INC	COM	70816010	254	4,824	SH	SOLE	4,824
JOHNSON & JOHNSON	COM	47816010	897	13,802	SH	SOLE	13,802
JPMORGAN CHASE & CO	COM	46625H10	1,301	36,843	SH	SOLE	36,843
KEYCORP NEW	COM	49326710	204	6,142	SH	SOLE	6,142
KIMBERLY CLARK CORP	COM	49436810	246	3,934	SH	SOLE	3,934
KRAFT FOODS INC	COM	50075N10	254	7,997	SH	SOLE	7,997
KROGER CO	COM	50104410	370	19,434	SH	SOLE	19,434
LEHMAN BROTHERS HOLDINGS INC	COM	52490810	522	5,259	SH	SOLE	5,259
LIBERTY MEDIA CORP	COM	53071810	200	19,622	SH	SOLE	19,622
LOEWS CORP	COM	54042410	251	3,237	SH	SOLE	3,237
LOWES COMPANIES INC	COM	54866110	276	4,748	SH	SOLE	4,748
MARATHON OIL CORP	COM	56584910	400	7,488	SH	SOLE	7,488
MAY DEPARTMENT STORES CO	COM	57777810	213	5,293	SH	SOLE	5,293
MBNA CORP	COM	55262L10	357	13,634	SH	SOLE	13,634
MCDONALDS CORP	COM	58013510	265	9,553	SH	SOLE	9,553
MCKESSON CORP	COM	58155Q10	375	8,383	SH	SOLE	8,383
MERCK & CO INC	COM	58933110	1,001	32,516	SH	SOLE	32,516
MERRILL LYNCH & CO INC	COM	59018810	810	14,732	SH	SOLE	14,732
METLIFE INC	COM	59156R10	469	10,426	SH	SOLE	10,426
MICROSOFT CORP	COM	59491810	1,416	57,015	SH	SOLE	57,015
MORGAN STANLEY	COM	61744644	1,056	20,127	SH	SOLE	20,127
MOTOROLA INC	COM	62007610	366	20,066	SH	SOLE	20,066
NATIONAL CITY CORP	COM	63540510	266	7,785	SH	SOLE	7,785
OCCIDENTAL PETE CORP	COM	67459910	340	4,417	SH	SOLE	4,417
PEPSICO INC	COM	71344810	439	8,149	SH	SOLE	8,149
PFIZER INC	COM	71708110	1,057	38,333	SH	SOLE	38,333
PG&E CORP	COM	69331C10	226	6,032	SH	SOLE	6,032
PROCTER & GAMBLE CO	COM	74271810	674	12,776	SH	SOLE	12,776
PRUDENTIAL FINANCIAL INC	COM	74432010	445	6,774	SH	SOLE	6,774
PUBLIC SERVICE ENTERPRISE	COM	74457310	242	3,981	SH	SOLE	3,981
QWEST COMMUNICATIONS	COM	74912110	148	39,871	SH	SOLE	39,871

RELIANT ENERGY INC	COM	75952B10	136	10,956	SH	SOLE	10,956
RITE AID CORP	COM	76775410	70	16,641	SH	SOLE	16,641
SAFEWAY INC	COM	78651420	282	12,505	SH	SOLE	12,505
SBC COMMUNICATIONS INC	COM	78387G10	1,563	65,818	SH	SOLE	65,818
SCHERING PLOUGH CORP	COM	80660510	263	13,805	SH	SOLE	13,805
SEARS HOLDINGS CORP	COM	81235010	559	3,728	SH	SOLE	3,728
SOLECTRON CORP	COM	83418210	64	17,007	SH	SOLE	17,007
SOUTHERN CO	COM	84258710	381	10,996	SH	SOLE	10,996
SPRINT CORP	COM	85206110	334	13,307	SH	SOLE	13,307
ST PAUL TRAVELERS COMPANIES	COM	79286010	528	13,347	SH	SOLE	13,347
SUN MICROSYSTEMS INC	COM	86681010	133	35,737	SH	SOLE	35,737
SUNTRUST BANKS INC	COM	86791410	245	3,386	SH	SOLE	3,386
TARGET CORP	COM	87612E10	406	7,457	SH	SOLE	7,457
TENET HEALTHCARE CORP	COM	88033G10	162	13,229	SH	SOLE	13,229
TEXAS INSTRUMENTS INC	COM	88250810	266	9,466	SH	SOLE	9,466
TXU CORP	COM	87316810	288	3,463	SH	SOLE	3,463
UNION PACIFIC CORP	COM	90781810	271	4,185	SH	SOLE	4,185
UNITED PARCEL SVC INC	COM	91131210	541	7,825	SH	SOLE	7,825
UNITED TECHNOLOGIES CORP	COM	91301710	263	5,128	SH	SOLE	5,128
UNOCAL CORP	COM	91528910	207	3,176	SH	SOLE	3,176
VALERO ENERGY CORP NEW	COM	91913Y10	266	3,359	SH	SOLE	3,359
VERIZON COMMUNICATIONS	COM	92343V10	1,328	38,443	SH	SOLE	38,443
WACHOVIA CORPORATION	COM	92990310	722	14,550	SH	SOLE	14,550
WAL-MART STORES INC	COM	93114210	1,736	36,007	SH	SOLE	36,007
WALGREEN CO	COM	93142210	280	6,092	SH	SOLE	6,092
WALT DISNEY CO HOLDING CO	COM	25468710	261	10,348	SH	SOLE	10,348
WASHINGTON MUTUAL INC	COM	93932210	469	11,515	SH	SOLE	11,515
WELLS FARGO & CO	COM	94974610	939	15,247	SH	SOLE	15,247
WINN-DIXIE STORES INC	COM	97428010	18	16,566	SH	SOLE	16,566
WYETH	COM	98302410	403	9,050	SH	SOLE	9,050
XCEL ENERGY INC	COM	98389B10	213	10,935	SH	SOLE	10,935
3M COMPANY	COM	88579Y10	311	4,296	SH	SOLE	4,296
			68,221				

</TABLE>

END